Annual Total Returns [BarChart] - The Gabelli Global Growth Fund - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.23%)
Annual Return 2012	17.96%
Annual Return 2013	28.75%
Annual Return 2014	3.90%
Annual Return 2015	(1.21%)
Annual Return 2016	1.20%
Annual Return 2017	29.02%
Annual Return 2018	(2.80%)
Annual Return 2019	30.73%
Annual Return 2020	35.43%